Securitizations and Variable Interest Entities, Off-Balance Sheet Loans Sold or Securitized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 811,775	$ 933,020
Delinquent loans and foreclosed assets	12,637	32,179
Net charge-offs	165	214
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	112	159
Government insured or guaranteed [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	736,800	864,800
Securitizations and Variable Interest Entities Textual [Abstract]
Delinquent loans	10,200	28,500
Foreclosed assets	100	152
Commercial mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	120,962	114,134
Delinquent loans and foreclosed assets	1,923	2,217
Net charge-offs	143	136
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	403	394
Residential mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	690,813	818,886
Delinquent loans and foreclosed assets	10,714	29,962
Net charge-offs	22	78
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 129	$ 204